Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2018	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jun. 21, 2021
Related Party Transactions (Details) [Line Items]
Revenue from contract with related parties		$ 426	$ 434	$ 1,263	$ 1,494
Accounts receivable related parties		3,521		3,521		$ 2,541	$ 681
Debt instrument face amount								$ 15,000
Amount received from related parties				843	$ 48
Previously Reported [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable related parties						2,540
Software Subscription And Support Revenue From Related Parties [Member]
Related Party Transactions (Details) [Line Items]
Notes receivable from related parties		$ 0		$ 0
Software Subscription And Support Revenue From Related Parties [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest percentage		1.40%		1.40%
Software Subscription And Support Revenue From Related Parties [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest percentage		2.70%		2.70%
Investor And Affiliated Entity [Member] | Software Subscription And Support Revenue From Related Parties [Member]
Related Party Transactions (Details) [Line Items]
Revenue from contract with related parties						1,860	676
Executive [Member] | Loan From Employees [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 1,000
Interest rate	2.76%
Debt instrument term	3 years
Outstanding balance						$ 1,059	$ 1,030